Condensed Financial Information (Parent Company) (Long-term and Short-term Debt Footnote) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 11, 2017	Nov. 01, 2017	Jun. 22, 2017
Condensed Financial Statements, Captions [Line Items]
Long-term debt outstanding	$ 3,612,000	$ 1,910,000
Interest expense	153,000	175,000	$ 170,000
Long-term debt maturities, year one	2,000
Long-term debt maturities, year two	602,000
Long-term debt maturities, year three	2,000
Long-term debt maturities, year four	2,000
Long-term debt maturities, year five	2,000
Long-term debt maturities, after year five	$ 3,000,000
Senior Notes Due 2027
Condensed Financial Statements, Captions [Line Items]
Debt instrument, stated interest rate	3.70%					3.70%
Long-term debt outstanding	$ 1,489,000	0
Senior Notes Due 2047
Condensed Financial Statements, Captions [Line Items]
Debt instrument, stated interest rate	4.70%					4.70%
Long-term debt outstanding	$ 1,477,000	0
Term Loan Due 2019
Condensed Financial Statements, Captions [Line Items]
Long-term debt outstanding	$ 600,000	0
Debt instrument, basis spread on variable rate debt	1.50%
Parent Company
Condensed Financial Statements, Captions [Line Items]
Long-term debt outstanding	$ 3,566,000	0
Short-term debt outstanding	136,000	0		$ 56,000	$ 80,000
Long-term and short-term debt outstanding	3,702,071	0
Debt instrument, unamortized debt issuance costs and debt discount	34,000
Interest expense	75,000
Long-term debt maturities, year one	136,000
Long-term debt maturities, year two	600,000
Long-term debt maturities, year three	0
Long-term debt maturities, year four	0
Long-term debt maturities, year five	0
Long-term debt maturities, after year five	$ 3,000,000
Weighted average interest rate	0.73%
Maximum borrowing and lending limit applied to the respective insurance subsidiary's statutory admitted assets	3.00%
Parent Company | Senior Notes Due 2027
Condensed Financial Statements, Captions [Line Items]
Debt instrument, stated interest rate	3.70%
Long-term debt outstanding	$ 1,489,000	0
Parent Company | Senior Notes Due 2047
Condensed Financial Statements, Captions [Line Items]
Debt instrument, stated interest rate	4.70%
Long-term debt outstanding	$ 1,477,000	0
Parent Company | Term Loan Due 2019
Condensed Financial Statements, Captions [Line Items]
Long-term debt outstanding	$ 600,000	$ 0
Debt instrument, basis spread on variable rate debt	1.50%